PARTLY OWNED SUBSIDIARY WITH MATERIAL NON-CONTROLLING INTERESTS (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jul. 27, 2021	Dec. 31, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired	49.00%		49.00%				49.00%	49.00%	100.00%
Equity interests									51.00%
Revenue	$ 2,944	¥ 20,306		¥ 18,735		¥ 42,498
Other (income)/losses	(131)	(904)		183		(1,616)
(Loss)/Profit for the year	(3,233)	(22,296)		(54,971)		22,921
Current assets	28,551						¥ 196,956	¥ 209,581
Non-current assets	17,837						123,035	123,867
Current liabilities	9,374						64,668	73,659
Non-current liabilities	(11,290)						(77,874)	(77,752)
Net cash flows used in operating activities	(1,854)	(12,786)		(12,068)		(46,526)
Net cash flows from investing activities	1,022	7,050		53,352		(5,168)
Net cash flows used in financing activities	(3,310)	(22,833)		(38,786)		48,595
Shanghai Onways [Member]
IfrsStatementLineItems [Line Items]
Revenue	2,944	20,306	$ 2,948	18,735	$ 5,606	35,631
Other (income)/losses	(2,248)	(15,504)	(5,084)	(32,312)	(6,036)	(38,362)
(Loss)/Profit for the year	696	4,802	(2,136)	(13,577)	(430)	(2,731)
Total comprehensive income loss for year	696	4,802	(2,136)	(13,577)	(430)	(2,731)
Current assets	28,625		29,519		30,277		197,468	187,619		¥ 192,437
Non-current assets	17,681		19,914		24,084		121,961	126,573		153,073
Current liabilities	(6,466)		(6,406)		(7,465)		(44,602)	(40,716)		(47,445)
Non-current liabilities	(11,239)		(6,334)		(5,435)		¥ (77,524)	¥ (40,259)		¥ (34,542)
Net cash flows used in operating activities	(956)	(6,588)	(1,378)	(8,758)	(7,062)	(44,883)
Net cash flows from investing activities	23	157	(237)	(1,509)	(882)	(5,608)
Net cash flows used in financing activities	(1,122)	(7,743)	(625)	(3,972)	7,660	48,688
Net decrease in cash and cash equivalents	$ (2,055)	¥ (14,174)	$ (2,240)	¥ (14,239)	$ (284)	¥ (1,803)